Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Share
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	450,000,000	450,000,000
Ordinary share issued	24,839,131	24,839,131
Ordinary share outstanding	24,839,131	24,839,131
Class B Ordinary Share
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	50,000,000	50,000,000
Ordinary share issued	549,772	549,772
Ordinary share outstanding	549,772	549,772